Schedule of Changes in Valuation Allowance (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Balance at the beginning of the period	$ 189,010	$ 242,146	$ 242,146	$ 246,326
Additions	3,299		(1,396)	5,107
Utilization	(52,700)	(12,350)	(47,446)	(11,690)
Foreign exchange effect	1,743	(6,855)	(4,294)	2,403
Balance at the end of the period	$ 141,352	$ 222,941	$ 189,010	$ 242,146